Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Community Municipal Bond ETF | Goldman Sachs Community Municipal Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMUN
Goldman Sachs Dynamic California Municipal Income ETF | Goldman Sachs Dynamic California Municipal Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCAL
Goldman Sachs Dynamic New York Municipal Income ETF | Goldman Sachs Dynamic New York Municipal Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMNY
Goldman Sachs Municipal Income ETF | Goldman Sachs Municipal Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMUB
Goldman Sachs Ultra Short Municipal Income ETF | Goldman Sachs Ultra Short Municipal Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUMI